UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 2.3%
Aptiv PLC	21,349	$2,093,696

Hotels, Restaurants & Leisure - 2.5%
Marriott International Inc., Class A Shares	18,100	2,313,904

Household Durables - 1.7%
Mohawk Industries Inc.	8,230	1,550,203	*

Internet & Direct Marketing Retail - 2.8%
Expedia Group Inc.	19,070	2,552,329

Media - 2.7%
Live Nation Entertainment Inc.	51,582	2,541,961	*

Specialty Retail - 4.6%
Advance Auto Parts Inc.	9,950	1,405,239
Ross Stores Inc.	32,010	2,798,634

Total Specialty Retail		4,203,873

TOTAL CONSUMER DISCRETIONARY		15,255,966

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
Casey’s General Stores Inc.	9,100	995,358
US Foods Holding Corp.	32,090	1,084,963	*

TOTAL CONSUMER STAPLES		2,080,321

ENERGY - 1.4%
Energy Equipment & Services - 1.4%
Core Laboratories NV	11,657	1,306,983

FINANCIALS - 6.8%
Banks - 1.6%
First Republic Bank	15,275	1,510,086

Capital Markets - 3.3%
Affiliated Managers Group Inc.	12,129	1,940,761
Lazard Ltd., Class A Shares	20,663	1,122,001

Total Capital Markets		3,062,762

Insurance - 1.9%
Progressive Corp.	28,360	1,701,884

TOTAL FINANCIALS		6,274,732

HEALTH CARE - 16.9%
Biotechnology - 4.6%
Alexion Pharmaceuticals Inc.	13,455	1,788,977	*
BioMarin Pharmaceutical Inc.	19,419	1,952,775	*
Incyte Corp.	8,090	538,308	*

Total Biotechnology		4,280,060

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 3.8%
Dentsply Sirona Inc.	24,879	$1,196,929
IDEXX Laboratories Inc.	5,529	1,354,218	*
Varian Medical Systems Inc.	8,170	943,226	*

Total Health Care Equipment & Supplies		3,494,373

Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	17,809	1,457,311
Universal Health Services Inc., Class B Shares	9,661	1,179,608

Total Health Care Providers & Services		2,636,919

Life Sciences Tools & Services - 5.6%
Illumina Inc.	4,050	1,313,658	*
Mettler-Toledo International Inc.	3,864	2,289,459	*
Syneos Health Inc.	30,874	1,521,316	*

Total Life Sciences Tools & Services		5,124,433

TOTAL HEALTH CARE		15,535,785

INDUSTRIALS - 14.9%
Air Freight & Logistics - 1.0%
XPO Logistics Inc.	8,990	896,483	*

Airlines - 1.2%
Alaska Air Group Inc.	17,278	1,085,577

Building Products - 1.6%
AO Smith Corp.	24,126	1,436,221

Commercial Services & Supplies - 1.0%
Copart Inc.	16,860	967,595	*

Electrical Equipment - 2.4%
Rockwell Automation Inc.	11,972	2,245,468

Machinery - 5.1%
IDEX Corp.	19,249	2,956,261
WABCO Holdings Inc.	13,556	1,703,718	*

Total Machinery		4,659,979

Professional Services - 0.7%
CoStar Group Inc.	1,630	677,836	*

Trading Companies & Distributors - 1.9%
United Rentals Inc.	11,540	1,717,152	*

TOTAL INDUSTRIALS		13,686,311

INFORMATION TECHNOLOGY - 30.0%
Communications Equipment - 3.0%
Arista Networks Inc.	3,950	1,010,133	*
Palo Alto Networks Inc.	8,776	1,739,930	*

Total Communications Equipment		2,750,063

Electronic Equipment, Instruments & Components - 1.2%
IPG Photonics Corp.	6,993	1,147,132	*

See Notes to Schedule of Investments.

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Internet Software & Services - 7.2%
GrubHub Inc.		24,450	$2,980,210	*
LogMeIn Inc.		11,593	939,613
MercadoLibre Inc.		7,753	2,658,581

Total Internet Software & Services			6,578,404

IT Services - 2.1%
Alliance Data Systems Corp.		6,390	1,436,983
Jack Henry & Associates Inc.		3,420	460,674

Total IT Services			1,897,657

Software - 16.5%
Aspen Technology Inc.		25,429	2,435,844	*
Atlassian Corp. PLC, Class A Shares		40,621	2,941,367	*
Citrix Systems Inc.		10,060	1,106,298	*
Fortinet Inc.		49,148	3,091,901	*
ServiceNow Inc.		5,350	941,386	*
Splunk Inc.		22,289	2,141,973	*
Workday Inc., Class A Shares		20,512	2,543,898	*

Total Software			15,202,667

TOTAL INFORMATION TECHNOLOGY			27,575,923

MATERIALS - 4.3%
Construction Materials - 2.3%
Martin Marietta Materials Inc.		10,586	2,111,060

Containers & Packaging - 2.0%
Berry Global Group Inc.		37,060	1,810,381	*

TOTAL MATERIALS			3,921,441

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 3.0%
SBA Communications Corp.		17,661	2,794,853	*

Real Estate Management & Development - 2.5%
Jones Lang LaSalle Inc.		13,303	2,274,946

TOTAL REAL ESTATE			5,069,799

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $57,728,064)			90,707,261

RATE
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $1,313,457)	1.741%	1,313,457	1,313,457

TOTAL INVESTMENTS - 100.0% (Cost - $59,041,521)			92,020,718
Liabilities in Excess of Other Assets - 0.0%			(42,432)

TOTAL NET ASSETS - 100.0%			$91,978,286

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$90,707,261	—	—	$90,707,261
Short-Term Investments†	1,313,457	—	—	1,313,457

Total Investments	$92,020,718	—	—	$92,020,718

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2018